SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH SEPTEMBER 2003

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

09-02    GER    1000     5.8050       6.76	       Weeden & Co.
09-03    " "    3500     5.9100       6.91	       	""
09-04    " "    2500     5.9716       6.97	       	""
09-05    " "    3000     5.9900       6.99	       	""
09-08    " "    4000     6.0400	  7.09	       	""
09-09    " "    2500     6.0200       7.02	       	""
09-10    " "    3000     5.9433       6.87	       	""
09-11    " "     900     5.9200	  6.90	       	""
09-15    " "    2000     6.0600       6.89	       	""
09-16    " "    1000     6.0700       6.93	       	""
09-17    " "    1500     6.1240       6.99	       	""
09-18    " "    2000     6.1940       7.09	       	""
09-19    " "    1500     6.3000       7.07	       	""
09-22    " "    5000     6.2380       6.91		     	""
09-23    " "    2000     6.1800       6.82	       	""
09-24    " "    5000     6.1478       6.64	       	""
09-26    " "    5500     5.9955       6.63	       	""
09-29    " "    5000     5.9500       6.63	       	""
09-30    " "    5500     5.9733       6.59	       	""




The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          10/9/03